Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.06%	0.35%
Net Unrealized Appreciation (Depreciation)	$ 238,613	$ 1,050,235
Long Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.21%	1.09%
Net Unrealized Appreciation (Depreciation)	864,700	3,239,089
Long Futures Contracts: Interest Rates: 2 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.05%	0.00%
Net Unrealized Appreciation (Depreciation)	196,204	11,712
Long Futures Contracts: Interest Rates: 5 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.10%
Net Unrealized Appreciation (Depreciation)	406,950
Long Futures Contracts: Interest Rates: 10 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.09%
Net Unrealized Appreciation (Depreciation)	383,375
Long Futures Contracts: Interest Rates: 30 Year U.S. Treasury Bond [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.02%
Net Unrealized Appreciation (Depreciation)	98,188
Long Futures Contracts: Interest Rates: Other Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.73%	0.14%
Net Unrealized Appreciation (Depreciation)	2,968,903	407,761
Long Futures Contracts: Total Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.99%	0.14%
Net Unrealized Appreciation (Depreciation)	4,053,620	419,473
Long Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.23%
Net Unrealized Appreciation (Depreciation)		684,170
Long Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.14%)	1.37%
Net Unrealized Appreciation (Depreciation)	(574,718)	4,074,267
Long Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.03%	0.76%
Net Unrealized Appreciation (Depreciation)	100,093	2,260,705
Long Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.01%)	0.53%
Net Unrealized Appreciation (Depreciation)	(36,933)	1,573,129
Total Long Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.14%	4.47%
Net Unrealized Appreciation (Depreciation)	4,645,375	13,301,068
Short Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.10%	(0.21%)
Net Unrealized Appreciation (Depreciation)	394,145	(616,642)
Short Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.75%)	(0.40%)
Net Unrealized Appreciation (Depreciation)	(3,070,466)	(1,199,300)
Short Futures Contracts: Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	(0.07%)
Net Unrealized Appreciation (Depreciation)	(12,800)	(215,100)
Short Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.01%	(0.22%)
Net Unrealized Appreciation (Depreciation)	56,550	(636,480)
Short Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.20%	(0.12%)
Net Unrealized Appreciation (Depreciation)	829,705	(362,273)
Short Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.59%	(0.19%)
Net Unrealized Appreciation (Depreciation)	2,427,715	(565,117)
Short Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.10%)	0.05%
Net Unrealized Appreciation (Depreciation)	(424,691)	142,434
Total Short Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.05%	(1.16%)
Net Unrealized Appreciation (Depreciation)	200,158	(3,452,478)
Total Investments In Futures Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.19%	3.31%
Net Unrealized Appreciation (Depreciation)	4,845,533	9,848,590
Total Long Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.03%)	1.53%
Net Unrealized Appreciation (Depreciation)	(124,989)	4,559,059
Total Short Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.89%	(0.36%)
Net Unrealized Appreciation (Depreciation)	3,657,252	(1,095,471)
Total Investments In Forward Currency Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.86%	1.17%
Net Unrealized Appreciation (Depreciation)	3,532,263	3,463,588
Futures And Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	2.05%	4.48%
Net Unrealized Appreciation (Depreciation)	$ 8,377,796	$ 13,312,178